National Commerce Corporation (Parent Company Only) Financial Information - Statements of Earnings (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income tax benefit	$ (1,264)	$ (568)	$ (2,356)	$ (1,160)	$ (3,159)	$ (2,310)	$ (1,071)
Net earnings attributable to National Commerce Corporation	$ 2,256	$ 1,138	$ 4,177	$ 2,181	5,403	4,006	2,057
Parent Company [Member]
Income					0	0	0
Other expense					458	123	97
Total expenses					458	123	97
Loss before equity in undistributed earnings of subsidiaries					(458)	(123)	(97)
Equity in undistributed earnings of subsidiaries					5,764	4,079	2,117
Income tax benefit					97	50	37
Net earnings attributable to National Commerce Corporation					$ 5,403	$ 4,006	$ 2,057